MONEY MARKET INVESTMENTS (Details)	Dec. 31, 2010 USD ($)	Dec. 31, 2010 EUR (€)	Dec. 31, 2009 EUR (€)
Short Term Investments Details [Abstract]
Greek treasury bills		€ 934,552,000	€ 893,471,000
Foreign treasury bills		192,917,000	286,634,000
Other		52,805,000	59,762,000
Total	1,696,771,000	1,180,274,000	1,239,867,000
Short Term Investments Textual Details [Abstract]
Money market investments classifies as Trading		948,000,000	897,000,000
Money market investments classifies as AFS		218,000,000	343,000,000
Money market investments classifies as HTM		14,000,000	0
Money market investments Greek treasury bills pledged as collateral		€ 554,000,000	€ 829,000,000